Derivative Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 15, 2021
Derivative Liabilities [Line Items]
Derivative liability			$ 4,720,805
Convertible debentures	$ 644,844	1,011,166	3,223,894	$ 6,929,000
Convertible debenture amount				567,482
Derivative liability balance			3,324,126
Derivative convertible amount			6,141,282
Fair Value, Inputs, Level 3 [Member]
Derivative Liabilities [Line Items]
Derivative liability				$ 7,496,482
Derivative liability balance			8,044,931
Warrant [Member]
Derivative Liabilities [Line Items]
Derivative convertible amount			$ 1,903,649